UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund

Fidelity® Connecticut Municipal Money Market Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Fidelity® Connecticut Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Connecticut Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2021

% of fund's net assets
General Obligations	43.6
Health Care	17.2
Education	14.1
Special Tax	13.7
Housing	7.0

Quality Diversification (% of fund's net assets)

As of May 31, 2021
AAA	8.8%
AA,A	72.1%
BBB	18.4%
BB and Below	1.9%
Not Rated	2.4%
Short-Term Investments and Net Other Assets*	(3.6)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 103.6%
	Principal Amount	Value
Connecticut - 103.4%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,616,271
5% 2/15/24	645,000	664,447
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,195,057
5% 8/15/32 (FSA Insured)	3,090,000	3,687,550
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,267,627
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,252,537
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,247,003
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,580,940
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	2,268,335
5% 7/1/49 (a)	2,925,000	3,584,055
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,918,272
5% 10/15/27	1,000,000	1,106,476
Series 2014 G, 5% 11/15/28	7,000,000	8,065,217
Series 2015 B:
5% 6/15/27	4,825,000	5,686,060
5% 6/15/30	1,290,000	1,511,893
5% 6/15/32	5,500,000	6,429,559
Series 2015 F, 5% 11/15/31	4,000,000	4,749,079
Series 2016 A, 5% 3/15/31	6,950,000	8,318,365
Series 2018 A:
5% 4/15/30	2,500,000	3,155,282
5% 4/15/38	1,700,000	2,104,430
Series 2018 C, 5% 6/15/31	725,000	915,209
Series 2019 A:
4% 4/15/37	1,825,000	2,159,821
5% 4/15/25	1,140,000	1,341,433
5% 4/15/28	7,450,000	9,534,180
5% 4/15/35	2,000,000	2,553,067
5% 4/15/36	2,300,000	2,929,068
5% 4/15/39	2,450,000	3,091,733
Series 2020 A, 4% 1/15/38	4,000,000	4,797,630
Series 2021 D, 5% 7/15/28 (b)	5,520,000	7,000,889
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,212,048
5% 7/1/32	1,000,000	1,209,550
Series 2017, 5% 7/1/30	2,400,000	2,918,242
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	98,829
5% 7/1/28	1,150,000	1,415,335
5% 7/1/29	350,000	428,023
5% 7/1/30	1,100,000	1,337,528
5% 7/1/31	1,300,000	1,575,705
5% 7/1/32	1,050,000	1,270,709
5% 7/1/33	700,000	845,186
5% 7/1/34	750,000	903,688
5% 7/1/42	2,000,000	2,385,557
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	10,765,000	10,807,288
Bonds Series 2010 A4, 2%, tender 2/8/22 (c)	250,000	253,175
Series 2013 N:
5% 7/1/24	400,000	439,894
5% 7/1/25	300,000	329,789
Series 2014 E:
5% 7/1/28	3,260,000	3,725,975
5% 7/1/29	3,840,000	4,386,750
Series 2015 L, 5% 7/1/29	1,500,000	1,732,229
Series 2016 K, 4% 7/1/46	7,000,000	7,610,766
Series 2017 B, 5% 7/1/29	5,150,000	6,787,955
Series 2018 K3, 5% 7/1/38	985,000	1,149,626
Series 2019 A, 5% 7/1/49 (d)	6,000,000	6,279,810
Series 2020 A, 4% 7/1/40	1,250,000	1,435,140
Series 2020 C, 4% 7/1/45	1,800,000	2,042,707
Series E:
5% 7/1/28	1,250,000	1,406,483
5% 7/1/42	5,000,000	5,625,933
Series F, 5% 7/1/45	4,890,000	5,659,799
Series G:
5% 7/1/29 (d)	1,055,000	1,266,634
5% 7/1/30 (d)	275,000	328,894
5% 7/1/34 (d)	695,000	821,117
5% 7/1/39 (d)	2,600,000	3,033,572
5% 7/1/50 (d)	1,000,000	1,143,690
Series K1:
5% 7/1/24	600,000	666,966
5% 7/1/25	1,240,000	1,412,803
5% 7/1/27	250,000	297,456
Series K3, 5% 7/1/48	3,695,000	4,251,621
Series L:
5% 7/1/26	1,000,000	1,170,277
5% 7/1/27	2,000,000	2,330,374
Series L1:
3% 7/1/21	650,000	651,458
4% 7/1/22	500,000	519,847
4% 7/1/23	550,000	590,813
4% 7/1/24	650,000	718,145
4% 7/1/25	600,000	678,770
4% 7/1/26	700,000	808,108
4% 7/1/27	700,000	823,558
Series N:
4% 7/1/39	1,850,000	2,090,905
5% 7/1/21	100,000	100,341
5% 7/1/22	400,000	418,271
5% 7/1/23	415,000	450,492
5% 7/1/24	375,000	420,483
5% 7/1/25	340,000	392,345
5% 7/1/27	430,000	520,469
5% 7/1/31	500,000	620,050
5% 7/1/32	550,000	679,773
5% 7/1/33	720,000	887,875
5% 7/1/34	675,000	830,193
Series O, 5% 7/1/23	235,000	255,966
Series R:
5% 6/1/37	1,000,000	1,282,637
5% 6/1/38	1,045,000	1,337,146
5% 6/1/39	1,595,000	2,035,794
5% 6/1/40	1,125,000	1,433,384
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (a)	1,100,000	1,216,700
Series 2017 B:
5% 11/15/22 (a)	975,000	1,039,716
5% 11/15/24 (a)	1,065,000	1,213,095
(Chesla Loan Prog.):
Series B:
5% 11/15/24 (a)	300,000	337,894
5% 11/15/25 (a)	400,000	459,747
5% 11/15/26 (a)	600,000	701,740
5% 11/15/27 (a)	610,000	724,505
5% 11/15/28 (a)	525,000	630,926
5% 11/15/29 (a)	550,000	669,115
Series C:
5% 11/15/24	225,000	257,943
5% 11/15/25	240,000	282,647
5% 11/15/26	200,000	240,843
5% 11/15/27	125,000	149,302
Series D:
5% 11/15/21	300,000	306,523
5% 11/15/22	450,000	480,550
5% 11/15/23	450,000	499,491
5% 11/15/24	425,000	487,226
5% 11/15/25	250,000	294,423
5% 11/15/26	180,000	216,758
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (a)	225,000	227,149
Series 2013 B2, 4% 11/15/32	445,000	454,484
Series 2014 C, 4% 11/15/44	295,000	308,716
Series 2016 F, 3.5% 5/15/39 (a)	1,185,000	1,257,656
Series 2019 B1, 4% 5/15/49	3,610,000	4,090,822
Series 2019 F, 3.5% 11/15/43	3,780,000	4,141,696
Series 2021 B1, 3% 11/15/49	3,000,000	3,293,384
Series A2:
5% 11/15/26 (a)	840,000	1,002,703
5% 5/15/27 (a)	1,890,000	2,281,429
5% 11/15/27 (a)	860,000	1,048,864
5% 5/15/28 (a)	615,000	755,002
5% 11/15/28 (a)	225,000	278,631
Series C:
5% 5/15/26 (a)	1,820,000	2,156,360
5% 5/15/27 (a)	800,000	965,684
5% 11/15/28 (a)	580,000	713,670
5% 5/15/29 (a)	1,115,000	1,382,526
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,073,429
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,372,932
5% 1/1/28	1,000,000	1,072,769
5% 1/1/31	5,000,000	5,353,951
Series 2015 A, 5% 8/1/34	6,000,000	7,019,868
Series 2021 A, 5% 5/1/41	4,085,000	5,356,656
Series 2021 C:
5% 1/1/28 (b)	1,600,000	1,979,401
5% 1/1/29 (b)	4,000,000	5,051,711
5% 1/1/30 (b)	3,500,000	4,499,596
5% 1/1/31 (b)	3,410,000	4,467,520
5% 1/1/32 (b)	2,500,000	3,326,386
Series A:
5% 5/1/28	1,000,000	1,276,497
5% 9/1/33	1,000,000	1,135,948
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,036
Series 2014 B:
5% 8/15/25	450,000	514,130
5% 8/15/26	700,000	797,596
5% 8/15/27	750,000	852,259
5% 8/15/28	385,000	437,230
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A:
5% 11/1/28	1,000,000	1,149,369
5% 11/1/29	1,850,000	2,123,621
5% 11/1/30	2,480,000	2,843,170
5% 11/1/31	2,905,000	3,324,041
5% 11/1/42	2,115,000	2,384,147
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,259,629
5% 7/15/32	1,250,000	1,570,734
5% 7/15/33	1,000,000	1,253,264
5% 7/15/34	1,000,000	1,250,343
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,039,611
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,109,803
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,174,868
5% 7/1/29 (FSA Insured)	1,000,000	1,169,653
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (d)	2,000,000	2,310,730
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (a)	1,000,000	1,044,999
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,849,614
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,033,397
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,137,532
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,245,148
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,948,920
5% 3/1/33 (FSA Insured)	1,900,000	2,259,938
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	725,123
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	898,852
Series 2015:
5% 9/1/29 (FSA Insured)	2,655,000	3,105,617
5% 9/1/31 (FSA Insured)	1,430,000	1,664,908
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	42,716
5% 8/15/28 (FSA Insured)	1,500,000	1,809,445
5% 8/15/30 (FSA Insured)	1,000,000	1,195,057
5% 8/15/34 (FSA Insured)	1,000,000	1,186,708
5% 8/15/35 (FSA Insured)	1,000,000	1,185,600
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,209,549
5% 8/1/33	1,150,000	1,389,686
5% 8/1/37	3,000,000	3,598,387
5% 8/1/38	1,000,000	1,196,678
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,170,535
Series 2019, 5% 1/1/27	1,990,000	2,448,642
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	5,597,211
Series A, 5% 8/15/27	1,335,000	1,460,949
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	846,079
5% 11/1/25	635,000	727,709
5% 11/1/26	635,000	742,111
Series 2017 B, 5% 11/1/32	400,000	459,988

TOTAL CONNECTICUT		368,585,347

Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	864,637
TOTAL MUNICIPAL BONDS
(Cost $348,635,331)		369,449,984
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $348,635,331)		369,449,984
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(12,788,257)
NET ASSETS - 100%		$356,661,727

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,184,447 or 4.3% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$369,449,984	$--	$369,449,984	$--
Total Investments in Securities:	$369,449,984	$--	$369,449,984	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	43.6%
Health Care	17.2%
Education	14.1%
Special Tax	13.7%
Housing	7.0%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	(1.5)%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $348,635,331)		$369,449,984
Cash		9,982,999
Receivable for fund shares sold		87,582
Interest receivable		4,091,607
Prepaid expenses		62
Other receivables		891
Total assets		383,613,125
Liabilities
Payable for investments purchased on a delayed delivery basis	$26,333,259
Payable for fund shares redeemed	255,181
Distributions payable	202,085
Accrued management fee	102,773
Other affiliated payables	31,850
Other payables and accrued expenses	26,250
Total liabilities		26,951,398
Net Assets		$356,661,727
Net Assets consist of:
Paid in capital		$335,780,607
Total accumulated earnings (loss)		20,881,120
Net Assets		$356,661,727
Net Asset Value, offering price and redemption price per share ($356,661,727 ÷ 29,790,603 shares)		$11.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Interest		$4,651,026
Expenses
Management fee	$617,370
Transfer agent fees	145,349
Accounting fees and expenses	45,963
Custodian fees and expenses	1,242
Independent trustees' fees and expenses	536
Registration fees	21,200
Audit	28,444
Legal	5,371
Miscellaneous	850
Total expenses before reductions	866,325
Expense reductions	(1,643)
Total expenses after reductions		864,682
Net investment income (loss)		3,786,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		49,406
Total net realized gain (loss)		49,406
Change in net unrealized appreciation (depreciation) on investment securities		1,991,572
Net gain (loss)		2,040,978
Net increase (decrease) in net assets resulting from operations		$5,827,322

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,786,344	$8,261,997
Net realized gain (loss)	49,406	1,723,548
Change in net unrealized appreciation (depreciation)	1,991,572	3,108,988
Net increase (decrease) in net assets resulting from operations	5,827,322	13,094,533
Distributions to shareholders	(5,420,883)	(8,562,072)
Share transactions
Proceeds from sales of shares	24,574,087	51,393,217
Reinvestment of distributions	3,796,355	5,963,714
Cost of shares redeemed	(26,209,515)	(59,868,347)
Net increase (decrease) in net assets resulting from share transactions	2,160,927	(2,511,416)
Total increase (decrease) in net assets	2,567,366	2,021,045
Net Assets
Beginning of period	354,094,361	352,073,316
End of period	$356,661,727	$354,094,361
Other Information
Shares
Sold	2,056,384	4,353,718
Issued in reinvestment of distributions	318,089	505,104
Redeemed	(2,197,823)	(5,134,914)
Net increase (decrease)	176,650	(276,092)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.78	$11.10	$11.35	$11.30	$11.75
Income from Investment Operations
Net investment income (loss)A	.127	.279	.292	.282	.289	.306
Net realized and unrealized gain (loss)	.065	.190	.680	(.191)	.185	(.372)
Total from investment operations	.192	.469	.972	.091	.474	(.066)
Distributions from net investment income	(.127)	(.279)	(.292)	(.282)	(.289)	(.306)
Distributions from net realized gain	(.055)	(.010)	–	(.059)	(.135)	(.078)
Total distributions	(.182)	(.289)	(.292)	(.341)	(.424)	(.384)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$11.97	$11.96	$11.78	$11.10	$11.35	$11.30
Total ReturnC,D	1.62%	4.04%	8.83%	.82%	4.26%	(.66)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%G	.49%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%G	.49%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.14%G	2.37%	2.53%	2.52%	2.53%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$356,662	$354,094	$352,073	$326,476	$380,497	$424,798
Portfolio turnover rateH	3%G	16%	20%	12%	8%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2021

Days	% of fund's investments 5/31/21
1 - 7	72.1
8 - 30	0.8
31 - 60	16.9
61 - 90	0.5
91 - 180	5.9
> 180	3.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2021
Variable Rate Demand Notes (VRDNs)	47.4%
Tender Option Bond	28.6%
Other Municipal Security	17.3%
Investment Companies	3.8%
Net Other Assets (Liabilities)	2.9%

Current 7-Day Yields

5/31/21
Fidelity® Connecticut Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2021, the most recent period shown in the table, would have been (0.35)%.

Fidelity® Connecticut Municipal Money Market Fund

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.4%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.15% 6/4/21, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.15% 6/4/21, VRDN (a)(b)	200,000	200,000
Series 2002, 0.13% 6/4/21, VRDN (a)(b)	1,100,000	1,100,000
		1,300,000
Connecticut - 44.4%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.06% 6/4/21, LOC Citibank NA, VRDN (b)	8,745,000	8,745,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.15% 6/4/21, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.15% 6/4/21, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 0.09% 6/4/21 (Liquidity Facility Bank of America NA), VRDN (b)(c)	23,020,000	23,020,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 0.07% 6/4/21, LOC Bank of America NA, VRDN (b)	11,960,000	11,960,000
(Greenwich Hosp. Proj.) Series C, 0.03% 6/4/21, VRDN (b)	3,125,000	3,125,000
(Trinity College Proj.) Series L, 0.05% 6/4/21, LOC JPMorgan Chase Bank, VRDN (b)	7,210,000	7,210,000
(Wesleyan Univ. Proj.) Series H, 0.04% 6/4/21, VRDN (b)	15,355,000	15,355,000
(Yale Univ. Proj.):
Series V1, 0.01% 6/1/21, VRDN (b)	4,950,000	4,950,000
Series V2, 0.01% 6/1/21, VRDN (b)	8,890,000	8,890,000
Series 2007 D, 0.07% 6/4/21, LOC Bank of America NA, VRDN (b)	7,640,000	7,640,000
Series 2013 O, 0.05% 6/4/21, VRDN (b)	2,100,000	2,100,000
Series 2014 C, 0.05% 6/4/21, VRDN (b)	5,000,000	5,000,000
Series 2014 D, 0.03% 6/4/21, VRDN (b)	4,600,000	4,600,000
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Proj.) Series 2012 D3, 0.1% 6/4/21 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(b)(c)	11,520,000	11,520,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.05% 6/4/21, LOC TD Banknorth, NA, VRDN (b)	15,130,000	15,130,000
		138,795,000
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.16% 6/4/21, VRDN (b)	500,000	500,000
Series 2007 B, 0.16% 6/4/21, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.12% 6/4/21, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.12% 6/4/21, VRDN (b)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 0.12% 6/4/21, VRDN (b)	200,000	200,000
		2,200,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.15% 6/4/21, VRDN (a)(b)	1,200,000	1,200,000
Series 1998, 0.15% 6/4/21, VRDN (a)(b)	100,000	100,000
		1,300,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.13% 6/4/21, VRDN (a)(b)	300,000	300,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.15% 6/4/21, VRDN (a)(b)	100,000	100,000
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.15% 6/4/21, VRDN (a)(b)	700,000	700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.16% 6/4/21, VRDN (a)(b)	1,400,000	1,400,000
		2,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $147,995,000)		147,995,000

Tender Option Bond - 28.6%
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.16% 6/1/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	100,000	100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.3%, tender (a)(b)(d)(e)(f)	100,000	100,000
		200,000
Connecticut - 26.5%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.14% 6/4/21 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	8,000,000	8,000,000
Series Floaters 014, 0.2% 7/9/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	23,550,000	23,550,001
Series Floaters 016, 0.09% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	100,000	100,000
Series Floaters G66, 0.08% 6/4/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,300,000	2,300,000
Series XL 01 42, 0.13% 6/4/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,700,000	2,700,000
Series XM 07 62, 0.1% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,480,000	2,480,000
Series XM 08 57, 0.1% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,800,000	3,800,000
Series XM 08 58, 0.1% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,800,000	3,800,000
Series YX 11 07, 0.09% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,505,000	4,505,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 0.09% 6/4/21 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,750,000	3,750,000
Series Floaters XM 04 49, 0.08% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,625,000	3,625,000
Series RBC 2016 ZM0134, 0.08% 6/4/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	7,910,000	7,910,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.12% 6/4/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	6,510,000	6,510,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	3,400,000	3,400,000
Participating VRDN Series ROC II R 14073, 0.11% 6/4/21 (Liquidity Facility Citibank NA) (b)(d)(e)	6,500,000	6,499,989
		82,929,990
Florida - 0.4%
Broward County Port Facilities Rev. Bonds Series G 115, 0.3%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.35% 7/9/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	1,160,000	1,160,000
		1,260,000
Indiana - 0.4%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.12% 6/4/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	800,000	800,000
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.2% 7/9/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	495,000	495,000
		1,295,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.16% 6/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	200,000	200,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.25%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.23%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)(f)	300,000	300,000
Series Clipper 09 69, 0.23%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)(f)	200,000	200,000
		500,000
New York - 0.1%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.25% 7/9/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	100,000	100,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.2% 7/9/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	400,000	400,000
		500,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.2% 7/9/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	300,000	300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender (b)(d)(e)(f)	100,000	100,000
		400,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.22%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.25%, tender (b)(d)(e)(f)	100,000	100,000
		200,000
Texas - 0.1%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.2% 7/9/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	900,000	900,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.13% 6/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	485,000	485,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		1,485,000
TOTAL TENDER OPTION BONDS
(Cost $89,369,990)		89,369,990

Other Municipal Security - 17.3%
Connecticut - 17.3%
Clinton Gen. Oblig. BAN Series 2021, 1.5% 2/3/22	4,000,000	4,032,924
Connecticut Gen. Oblig. Bonds:
Series A, 3% 1/15/22	590,000	600,072
Series C, 3% 6/1/21	1,425,000	1,425,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2011 A, 5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	250,000	250,989
Series 2011 G, 5.625% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	5,500,000	5,524,983
Series 2011 M, 5.375% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	3,000,000	3,012,982
Series 2015 A, 2.05%, tender 7/12/21 (b)	1,410,000	1,412,832
Series A:
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	1,605,000	1,611,499
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	4,080,000	4,096,419
Connecticut Hsg. Fin. Auth. Bonds:
Series A2, 0.15% 11/15/21 (a)	585,000	585,000
Series E4, 0.375%, tender 11/15/21 (b)	3,500,000	3,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2015 B, 5% 8/1/21	130,000	131,034
Series 2016 A, 5% 9/1/21	1,600,000	1,619,605
Series 2018 A, 5% 1/1/22	100,000	102,803
Series A:
5% 10/1/21	175,000	177,738
5% 1/1/22	1,650,000	1,696,313
Series B:
5% 9/1/21	705,000	713,550
5% 10/1/21	770,000	782,187
Fairfield Gen. Oblig.:
BAN Series 2020, 2% 7/9/21	6,380,000	6,391,674
Bonds Series 2008, 5% 1/1/22	500,000	514,212
Greenwich Gen. Oblig.:
BAN Series 2021, 1.5% 1/13/22	1,500,000	1,512,985
Bonds Series 2016, 4% 7/15/21	550,000	552,552
Groton Town Gen. Oblig. BAN Series 2021, 3% 4/28/22	1,000,000	1,026,271
Hamden Gen. Oblig. Bonds Series 2012, 4% 8/15/21 (Escrowed to Maturity)	1,235,000	1,244,576
Milford Gen. Oblig. BAN Series 2020 B, 2% 11/2/21	5,000,000	5,036,385
Stratford Gen. Oblig. Bonds Series A, 4% 7/1/21	1,470,000	1,474,491
Tolland Gen. Oblig. BAN Series 2020, 1.25% 9/16/21	1,575,000	1,579,610
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 5% 3/15/22	1,500,000	1,555,692
Windsor Gen. Oblig. BAN Series 2020, 2% 6/24/21	2,000,000	2,001,956
TOTAL OTHER MUNICIPAL SECURITIES
(Cost $54,166,334)		54,166,334
	Shares	Value

Investment Company - 3.8%
Fidelity Municipal Cash Central Fund 0.06% (g)(h)
(Cost $11,703,492)	11,702,158	11,703,492
TOTAL INVESTMENT IN SECURITIES - 97.1%
(Cost $303,234,816)		303,234,816
NET OTHER ASSETS (LIABILITIES) - 2.9%		9,207,477
NET ASSETS - 100%		$312,442,293

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,900,000 or 1.6% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$200,000
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.25%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$200,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.3%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$3,400,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.3%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.23%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$300,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.23%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19 - 8/20/20	$200,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.22%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$12,997
Total	$12,997

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $291,531,324)	$291,531,324
Fidelity Central Funds (cost $11,703,492)	11,703,492
Total Investment in Securities (cost $303,234,816)		$303,234,816
Cash		1,281
Receivable for investments sold
Regular delivery		6,930,000
Delayed delivery		2,250,000
Receivable for fund shares sold		28,315
Interest receivable		802,614
Distributions receivable from Fidelity Central Funds		1,459
Prepaid expenses		66
Other receivables		879
Total assets		313,249,430
Liabilities
Payable for fund shares redeemed	$759,678
Distributions payable	87
Accrued management fee	23,240
Other affiliated payables	4,188
Other payables and accrued expenses	19,944
Total liabilities		807,137
Net Assets		$312,442,293
Net Assets consist of:
Paid in capital		$312,531,774
Total accumulated earnings (loss)		(89,481)
Net Assets		$312,442,293
Net Asset Value, offering price and redemption price per share ($312,442,293 ÷ 311,976,535 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Interest		$193,811
Income from Fidelity Central Funds		12,997
Total income		206,808
Expenses
Management fee	$587,464
Transfer agent fees	178,235
Accounting fees and expenses	26,342
Custodian fees and expenses	1,697
Independent trustees' fees and expenses	522
Registration fees	20,237
Audit	18,421
Legal	5,312
Miscellaneous	530
Total expenses before reductions	838,760
Expense reductions	(648,757)
Total expenses after reductions		190,003
Net investment income (loss)		16,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,281
Fidelity Central Funds	799
Total net realized gain (loss)		48,080
Net increase in net assets resulting from operations		$64,885

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,805	$1,584,794
Net realized gain (loss)	48,080	(85,114)
Net increase in net assets resulting from operations	64,885	1,499,680
Distributions to shareholders	(16,791)	(1,584,760)
Share transactions
Proceeds from sales of shares	33,769,762	87,440,350
Reinvestment of distributions	16,426	1,522,232
Cost of shares redeemed	(70,574,136)	(158,710,179)
Net increase (decrease) in net assets and shares resulting from share transactions	(36,787,948)	(69,747,597)
Total increase (decrease) in net assets	(36,739,854)	(69,832,677)
Net Assets
Beginning of period	349,182,147	419,014,824
End of period	$312,442,293	$349,182,147
Other Information
Shares
Sold	33,769,762	87,440,350
Issued in reinvestment of distributions	16,426	1,522,232
Redeemed	(70,574,136)	(158,710,179)
Net increase (decrease)	(36,787,948)	(69,747,597)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.004	.011	.010	.004	.001
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	–A	.004	.012	.010	.004	.001
Distributions from net investment income	–A	(.004)	(.011)	(.010)	(.004)	(.001)
Distributions from net realized gain	–	–	(.001)	–A	–	–A
Total distributions	–A	(.004)	(.012)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.40%	1.20%	.98%	.38%	.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.49%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.11%F	.39%	.48%	.48%	.48%	.32%
Expenses net of all reductions	.11%F	.39%	.48%	.48%	.48%	.32%
Net investment income (loss)	.01%F	.42%	1.13%	.96%	.37%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$312,442	$349,182	$419,015	$507,690	$695,621	$999,640

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Income Fund, Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$348,635,332	$20,918,088	$(103,436)	$20,814,652
Fidelity Connecticut Municipal Money Market Fund	303,234,816	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration Short-term	Long-term	Total capital loss carryfoward
Fidelity Connecticut Municipal Money Market Fund	$(134,697)	$–	$(134,697)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	39,147,881	4,451,402

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.10%	.35%
Fidelity Connecticut Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment advisor or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

During the period, the investment advisor or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03
Fidelity Connecticut Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Money Market Fund	1,200,000	7,750,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Connecticut Municipal Income Fund	$356

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of the Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$30,619

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $617,100.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Connecticut Municipal Income Fund	$1,288
Fidelity Connecticut Municipal Money Market Fund	691

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$355
Fidelity Connecticut Municipal Money Market Fund	347

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$1,000.00	$1,016.20	$2.46
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Connecticut Municipal Money Market Fund	.11%
Actual		$1,000.00	$1,000.00	$0.55D
Hypothetical-C		$1,000.00	$1,024.38	$0.56D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .48% and the expenses paid in the actual and hypothetical examples above would have been $2.39 and $2.42, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Connecticut Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CTF-SANN-0721
1.704902.123

Fidelity® New Jersey Municipal Income Fund

Fidelity® New Jersey Municipal Money Market Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Fidelity® New Jersey Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® New Jersey Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2021

% of fund's net assets
General Obligations	31.4
Transportation	26.6
Health Care	21.5
Education	14.3
Housing	2.7

Quality Diversification (% of fund's net assets)

As of May 31, 2021
AAA	1.8%
AA,A	51.5%
BBB	37.9%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	8.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.5%
	Principal Amount	Value
Delaware, New Jersey - 1.5%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,301,110
Series 2014 B, 5% 1/1/23	700,000	750,938
Series 2019, 5% 1/1/32	5,000,000	6,300,987

TOTAL DELAWARE, NEW JERSEY		10,353,035

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,080,796
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,591,310

TOTAL GUAM		2,672,106

New Jersey - 75.1%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,191,391
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,182,703
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,139,462
5% 2/15/26	1,500,000	1,670,897
5% 2/15/27	1,000,000	1,110,723
5% 2/15/28	1,000,000	1,107,358
5% 2/15/29	1,000,000	1,103,979
5% 2/15/32	1,000,000	1,097,411
5% 2/15/33	1,000,000	1,096,233
5% 2/15/34	1,200,000	1,314,102
5% 2/15/35	1,000,000	1,094,323
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,570,982
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	6,091,808
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	662,653
5% 9/1/24 (FSA Insured)	1,640,000	1,878,335
5% 9/1/25 (FSA Insured)	1,375,000	1,579,150
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	6,997,498
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	3,038,930
5% 11/1/29 (FSA Insured)	750,000	906,573
5% 11/1/30 (FSA Insured)	605,000	728,117
Series 2019:
4% 7/1/48	1,000,000	1,151,587
5% 7/1/44	2,375,000	2,972,220
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,193,811
4% 1/1/37	395,000	469,054
4% 1/1/38	1,000,000	1,184,696
4% 1/1/39	835,000	986,404
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,154,148
5% 11/1/28	1,050,000	1,320,683
5% 11/1/29	1,035,000	1,297,723
5% 11/1/30	800,000	998,550
5% 11/1/31	500,000	622,631
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,532,628
5% 9/1/26	600,000	633,415
5% 9/1/27	440,000	464,448
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	1,000,000	1,010,812
Series A, 5% 11/1/35	5,000,000	6,283,724
Series II, 5% 3/1/26	4,310,000	4,462,146
Series QQQ:
4% 6/15/46	1,250,000	1,432,752
4% 6/15/50	1,000,000	1,141,317
Series WW:
5.25% 6/15/40	1,895,000	2,176,562
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	125,415
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	3,134,057
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,348,706
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,000,000	1,014,220
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,672,720
5.375% 1/1/43 (a)	2,000,000	2,239,784
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,829,821
5% 6/1/31 (FSA Insured)	1,500,000	1,828,750
5% 6/1/37 (FSA Insured)	4,000,000	4,819,800
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,829,865
Series 2013 NN:
5% 3/1/26	4,130,000	4,462,518
5% 3/1/27	6,570,000	7,092,100
Series 2013:
5% 3/1/23	4,920,000	5,323,138
5% 3/1/25	1,295,000	1,400,694
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,814,114
5.25% 6/15/27	3,000,000	3,527,907
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,655,790
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (a)	1,000,000	1,203,530
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,316,924
Series 2020 C, 1.15% 6/1/23 (a)	2,500,000	2,534,989
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	1,000,000	1,012,366
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	693,315
5% 7/1/24	690,000	780,210
5% 7/1/25	600,000	699,424
5% 7/1/26	945,000	1,132,069
5% 7/1/29	665,000	807,586
Series 2015 B, 5% 7/1/31	3,000,000	3,452,036
Series 2016 A:
5% 7/1/27	2,875,000	3,440,023
5% 7/1/32	600,000	702,880
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,969,839
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,188,015
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,187,008
Series A:
4% 7/1/50	3,000,000	3,432,895
5% 7/1/32	420,000	538,460
5% 7/1/33	675,000	861,913
5% 7/1/34	540,000	687,522
5% 7/1/35	570,000	723,877
5% 7/1/36	1,095,000	1,387,741
5% 7/1/37	1,095,000	1,383,623
5% 7/1/38	985,000	1,242,560
5% 7/1/39	1,040,000	1,308,721
5% 7/1/40	1,035,000	1,299,059
5% 7/1/45	3,500,000	4,344,213
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	246,508
New Jersey Gen. Oblig.:
Series 2014, 5% 6/1/25	3,340,000	3,928,288
Series 2020 A, 5% 6/1/29	2,000,000	2,599,221
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,478,765
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	820,607
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	954,099
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (c)	2,000,000	2,356,126
Series 2019 B3, 5%, tender 7/1/26 (c)	5,000,000	6,065,370
Series 2011:
5% 7/1/24	2,100,000	2,206,929
5% 7/1/25	2,265,000	2,379,570
Series 2013 A:
5% 7/1/28	1,080,000	1,173,302
5% 7/1/32	1,600,000	1,720,283
5.25% 7/1/28	3,250,000	3,576,666
Series 2013, 5% 7/1/26	1,335,000	1,458,475
Series 2014 A:
4% 7/1/45	1,300,000	1,359,335
5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	700,000	800,806
5% 7/1/31 (Pre-Refunded to 7/1/24 @ 100)	455,000	520,524
5% 7/1/44	3,635,000	4,128,142
5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	2,225,000	2,545,420
Series 2016 A:
5% 7/1/22	2,000,000	2,096,921
5% 7/1/26	1,575,000	1,889,377
5% 7/1/27	100,000	122,352
5% 7/1/27	1,700,000	2,032,238
5% 7/1/28	2,000,000	2,443,665
5% 7/1/28	2,040,000	2,425,342
5% 7/1/29	1,550,000	1,833,678
5% 7/1/30	1,200,000	1,462,161
5% 7/1/30	2,000,000	2,351,303
5% 7/1/31	5,100,000	6,112,379
5% 7/1/31	10,195,000	12,388,085
5% 7/1/33	1,000,000	1,196,859
5% 7/1/39	11,000,000	13,268,451
5% 7/1/43	2,500,000	2,988,040
Series 2016:
4% 7/1/48	425,000	468,847
5% 7/1/23	1,240,000	1,356,045
5% 7/1/24	1,000,000	1,134,678
5% 7/1/24	835,000	942,800
5% 7/1/26	800,000	966,307
5% 7/1/29	1,050,000	1,256,043
5% 7/1/30	605,000	719,893
5% 7/1/31	400,000	474,567
5% 7/1/35	950,000	1,115,683
5% 7/1/36	565,000	662,410
5% 7/1/41	5,085,000	5,931,064
Series 2017 A:
5% 7/1/25	110,000	130,122
5% 7/1/52	4,265,000	5,102,832
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (a)	2,250,000	2,405,599
Series 2016 1A, 5% 12/1/25 (a)	1,400,000	1,657,704
Series 2017 1A:
5% 12/1/22 (a)	500,000	534,578
5% 12/1/25 (a)	3,000,000	3,552,223
5% 12/1/27 (a)	2,500,000	3,002,372
Series 2018 B, 5% 12/1/28 (a)	950,000	1,179,347
Series 2019 A:
5% 12/1/26	2,525,000	3,066,532
5% 12/1/27	2,000,000	2,477,824
5% 12/1/28	700,000	869,520
Series 2020 A, 5% 12/1/23 (a)	1,500,000	1,668,562
Series 2020, 5% 12/1/23 (a)	2,375,000	2,641,890
Series 2021 A:
5% 12/1/26 (a)	325,000	393,926
5% 12/1/27 (a)	325,000	401,730
5% 12/1/28 (a)	400,000	503,121
5% 12/1/29 (a)	550,000	701,273
Series 2021 B:
5% 12/1/27 (a)	1,325,000	1,637,821
5% 12/1/28 (a)	1,450,000	1,823,813
5% 12/1/29 (a)	1,415,000	1,804,183
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,512,134
4% 10/1/24 (a)	2,370,000	2,591,326
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	211,145
5% 7/1/28	225,000	286,012
5% 7/1/29	270,000	350,264
5% 7/1/30	260,000	334,819
5% 7/1/31	375,000	480,948
5% 7/1/32	375,000	479,660
5% 7/1/33	170,000	216,803
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/21	100,000	100,000
5% 6/1/23	800,000	875,244
5% 6/1/26	3,000,000	3,640,782
5% 6/1/27	1,000,000	1,246,501
5% 6/1/28	2,000,000	2,553,312
Series 2018 B, 3.2% 6/1/27	2,840,000	2,913,431
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24 (Pre-Refunded to 1/1/23 @ 100)	2,650,000	2,854,580
Series 2014 A, 5% 1/1/32	5,000,000	5,660,249
Series 2017 B:
5% 1/1/33	5,000,000	6,150,647
5% 1/1/34	2,500,000	3,067,995
Series 2019 A, 5% 1/1/48	2,000,000	2,455,471
Series 2021 A:
4% 1/1/42	8,000,000	9,568,090
4% 1/1/51	8,000,000	9,433,574
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,292,010
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	9,381,098
0% 12/15/34	4,000,000	3,041,023
Series 2008 A, 0% 12/15/36	25,000,000	17,009,370
Series 2009 A, 0% 12/15/38	13,900,000	8,786,811
Series 2010 A:
0% 12/15/27	3,000,000	2,714,597
0% 12/15/30	14,795,000	12,176,096
Series 2010 A3, 0% 12/15/34	10,775,000	7,848,190
Series 2011 A, 5.25% 6/15/25	6,000,000	6,010,997
Series 2011 B:
5.25% 6/15/25	3,185,000	3,190,837
5.25% 6/15/26	2,000,000	2,003,666
Series 2016 A:
5% 6/15/29	750,000	892,345
5% 6/15/30	5,000,000	5,919,663
Series 2018 A, 5% 6/15/31	3,000,000	3,542,130
Series 2022 AA:
5% 6/15/37 (d)	10,000,000	12,326,160
5% 6/15/38 (d)	5,440,000	6,691,508
Series A:
0% 12/15/31	365,000	291,301
5% 12/15/32	2,600,000	3,300,331
5% 12/15/33	2,850,000	3,606,707
Series AA, 5% 6/15/45	5,885,000	7,335,757
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,164,251
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	223,403
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,539,669
5% 5/1/25	750,000	877,162
5% 5/1/26	700,000	844,535
5% 5/1/27	750,000	927,636
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	890,350
5% 1/1/31 (a)	1,950,000	2,338,218
5% 1/1/33 (a)	750,000	891,709
5% 1/1/35 (a)	2,000,000	2,366,512
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (FSA Insured)	200,000	256,368
5% 11/1/31 (FSA Insured)	1,500,000	1,939,944
5% 11/1/32 (FSA Insured)	1,230,000	1,586,161
5% 11/1/33 (FSA Insured)	750,000	964,283
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	2,321,337
5% 11/1/45	7,000,000	8,768,554
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,526,816

TOTAL NEW JERSEY		523,785,224

New York - 0.6%
Port Auth. of New York & New Jersey Series 221:
4% 7/15/37 (a)	1,000,000	1,191,054
5% 7/15/35 (a)	2,500,000	3,225,861

TOTAL NEW YORK		4,416,915

New York And New Jersey - 11.6%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	11,677,436
Series 2016, 5% 11/15/32 (a)	5,000,000	6,068,265
Series 2018, 5% 9/15/34 (a)	5,000,000	6,168,683
Series 207, 5% 9/15/29 (a)	1,750,000	2,197,438
Series 209, 5% 7/15/35	3,970,000	4,984,067
Series 213, 5% 9/1/39	5,390,000	6,884,851
Series 214:
5% 9/1/30 (a)	250,000	322,890
5% 9/1/36 (a)	6,785,000	8,564,986
Series 218, 5% 11/1/44 (a)	1,420,000	1,766,744
Series 221:
4% 7/15/45 (a)	1,500,000	1,752,646
4% 7/15/60 (a)	5,000,000	5,737,257
Series 223:
4% 7/15/34 (a)	2,000,000	2,445,525
4% 7/15/35 (a)	2,250,000	2,740,853
4% 7/15/36 (a)	1,350,000	1,637,871
4% 7/15/37 (a)	2,750,000	3,325,324
4% 7/15/38 (a)	6,000,000	7,235,426
4% 7/15/39 (a)	4,000,000	4,810,425
5% 7/15/56 (a)	2,200,000	2,784,380

TOTAL NEW YORK AND NEW JERSEY		81,105,067

Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,268,245
Pennsylvania, New Jersey - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,090,229
5% 7/1/26	650,000	767,170
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	355,129
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	414,317
Series 2019 A, 5% 7/1/44	700,000	876,624
Series 2019 B, 5% 7/1/32	1,000,000	1,295,055
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,207,460
Series 2018 A:
5% 1/1/37	1,200,000	1,510,058
5% 1/1/38	1,450,000	1,816,927
5% 1/1/39	1,190,000	1,486,987
5% 1/1/40	1,250,000	1,559,177

TOTAL PENNSYLVANIA, NEW JERSEY		14,379,133

TOTAL MUNICIPAL BONDS
(Cost $582,412,068)		637,979,725

Municipal Notes - 10.0%
New Jersey - 10.0%
Lacey Township Gen. Oblig. BAN Series 2021 B, 1.5% 5/19/22	6,750,000	$6,830,097
Middlesex County Gen. Oblig. BAN Series 2021, 2% 6/1/22 (d)	7,000,000	7,130,409
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 0.04% 6/4/21, LOC TD Banknorth, NA, VRDN (c)	9,500,000	9,500,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 0.01% 6/1/21, LOC JPMorgan Chase Bank, VRDN (c)	19,280,000	19,279,991
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.09% 6/4/21, LOC Citibank NA, VRDN (a)(c)	13,615,000	13,615,000
Rutgers State Univ. Rev.:
Series 2009 G, 0.01% 6/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (c)	3,200,000	3,200,000
Series 2021 A, 0.16% 6/16/21, CP	7,000,000	7,000,073
Saddle Brook Township Gen. Oblig. BAN Series 2021, 1.5% 5/13/22	3,000,000	3,035,846
TOTAL MUNICIPAL NOTES
(Cost $69,590,876)		69,591,416
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $652,002,944)		707,571,141
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(10,594,314)
NET ASSETS - 100%		$696,976,827

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,025,032 or 0.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$707,571,141	$--	$707,571,141	$--
Total Investments in Securities:	$707,571,141	$--	$707,571,141	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.4%
Transportation	26.6%
Health Care	21.5%
Education	14.3%
Others* (Individually Less Than 5%)	6.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $652,002,944)		$707,571,141
Cash		8,552,259
Receivable for fund shares sold		141,679
Interest receivable		8,152,008
Prepaid expenses		100
Other receivables		1,749
Total assets		724,418,936
Liabilities
Payable for investments purchased
Regular delivery	$327,610
Delayed delivery	25,907,352
Payable for fund shares redeemed	442,051
Distributions payable	476,526
Accrued management fee	201,139
Other affiliated payables	62,031
Other payables and accrued expenses	25,400
Total liabilities		27,442,109
Net Assets		$696,976,827
Net Assets consist of:
Paid in capital		$637,763,655
Total accumulated earnings (loss)		59,213,172
Net Assets		$696,976,827
Net Asset Value, offering price and redemption price per share ($696,976,827 ÷ 55,111,225 shares)		$12.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Interest		$8,522,791
Expenses
Management fee	$1,160,924
Transfer agent fees	282,200
Accounting fees and expenses	77,810
Custodian fees and expenses	2,585
Independent trustees' fees and expenses	971
Registration fees	25,964
Audit	26,581
Legal	6,495
Miscellaneous	1,367
Total expenses before reductions	1,584,897
Expense reductions	(3,210)
Total expenses after reductions		1,581,687
Net investment income (loss)		6,941,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,660,516
Total net realized gain (loss)		3,660,516
Change in net unrealized appreciation (depreciation) on investment securities		7,691,301
Net gain (loss)		11,351,817
Net increase (decrease) in net assets resulting from operations		$18,292,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,941,104	$14,304,005
Net realized gain (loss)	3,660,516	3,043,735
Change in net unrealized appreciation (depreciation)	7,691,301	5,279,899
Net increase (decrease) in net assets resulting from operations	18,292,921	22,627,639
Distributions to shareholders	(9,654,852)	(17,458,648)
Share transactions
Proceeds from sales of shares	115,752,586	161,943,130
Reinvestment of distributions	5,965,563	11,483,938
Cost of shares redeemed	(49,687,306)	(147,952,232)
Net increase (decrease) in net assets resulting from share transactions	72,030,843	25,474,836
Total increase (decrease) in net assets	80,668,912	30,643,827
Net Assets
Beginning of period	616,307,915	585,664,088
End of period	$696,976,827	$616,307,915
Other Information
Shares
Sold	9,196,819	13,283,343
Issued in reinvestment of distributions	474,518	940,306
Redeemed	(3,949,801)	(12,335,521)
Net increase (decrease)	5,721,536	1,888,128

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.48	$12.33	$11.56	$11.84	$11.55	$11.79
Income from Investment Operations
Net investment income (loss)A	.131	.299	.333	.343	.350	.360
Net realized and unrealized gain (loss)	.224	.216	.773	(.216)	.379	(.219)
Total from investment operations	.355	.515	1.106	.127	.729	.141
Distributions from net investment income	(.131)	(.299)	(.333)	(.343)	(.349)	(.364)
Distributions from net realized gain	(.054)	(.066)	(.003)	(.064)	(.090)	(.017)
Total distributions	(.185)	(.365)	(.336)	(.407)	(.439)	(.381)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.65	$12.48	$12.33	$11.56	$11.84	$11.55
Total ReturnC,D	2.86%	4.28%	9.66%	1.10%	6.44%	1.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.48%G	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.48%G	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.09%G	2.45%	2.75%	2.95%	2.99%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$696,977	$616,308	$585,664	$510,645	$522,402	$531,738
Portfolio turnover rateH	19%G	15%	12%	18%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2021

Days	% of fund's investments 5/31/21
1 - 7	70.5
8 - 30	7.1
31 - 60	6.8
61 - 90	0.0
91 - 180	6.2
> 180	9.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2021
Variable Rate Demand Notes (VRDNs)	27.7%
Tender Option Bond	41.1%
Other Municipal Security	26.5%
Investment Companies	5.6%
Net Other Assets (Liabilities)*	(0.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

5/31/21
Fidelity® New Jersey Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2021, the most recent period shown in the table, would have been (0.35)%.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® New Jersey Municipal Money Market Fund

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 27.7%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.15% 6/4/21, VRDN (a)(b)	$900,000	$900,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.15% 6/4/21, VRDN (a)(b)	300,000	300,000
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.16% 6/4/21, VRDN (b)	800,000	800,000
Series 2007 B, 0.16% 6/4/21, VRDN (b)	400,000	400,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.12% 6/4/21, VRDN (b)	1,600,000	1,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.12% 6/4/21, VRDN (b)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 0.12% 6/4/21, VRDN (b)	500,000	500,000
		3,500,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.13% 6/4/21, VRDN (b)	3,500,000	3,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 0.15% 6/4/21, VRDN (a)(b)	100,000	100,000
New Jersey - 22.2%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 6/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,200,000	1,200,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.03% 6/4/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,300,000	14,300,000
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 0.04% 6/4/21, LOC TD Banknorth, NA, VRDN (b)	22,500,000	22,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.04% 6/4/21, LOC Bank of America NA, VRDN (b)	12,280,000	12,280,000
Series 2008 C, 0.04% 6/4/21, LOC JPMorgan Chase Bank, VRDN (b)	4,120,000	4,120,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.04% 6/4/21, LOC TD Banknorth, NA, VRDN (b)	2,800,000	2,800,000
Series 2006 A5, 0.03% 6/4/21, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,375,000	2,375,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.05% 6/4/21, LOC Wells Fargo Bank NA, VRDN (b)	4,060,000	4,060,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.03% 6/4/21, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
(Virtua Health Proj.) Series 2009 E, 0.02% 6/4/21, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.09% 6/4/21, LOC Citibank NA, VRDN (a)(b)	22,520,000	22,520,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.05% 6/4/21, LOC Freddie Mac, VRDN (b)	8,000,000	8,000,000
		99,555,000
New York And New Jersey - 2.9%
Port Auth. of New York & New Jersey:
Series 1991 3, 0.15% 6/19/21, VRDN (a)(b)(d)	1,800,000	1,800,000
Series 1995 3, 0.15% 6/28/21, VRDN (a)(b)(d)	4,800,000	4,800,000
Series 1995 4, 0.15% 6/28/21, VRDN (a)(b)(d)	6,600,000	6,600,000
		13,200,000
South Carolina - 0.5%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 0.15% 6/4/21, VRDN (a)(b)	100,000	100,000
Series 1997, 0.15% 6/4/21, VRDN (a)(b)	2,100,000	2,100,000
		2,200,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.15% 6/4/21, VRDN (a)(b)	50,000	50,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.15% 6/4/21, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.16% 6/4/21, VRDN (a)(b)	600,000	600,000
		1,000,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $124,305,000)		124,305,000

Tender Option Bond - 41.1%
California - 0.7%
Dignityhealthxx Participating VRDN Series DBE 80 11, 0.23% 6/4/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	3,200,000	3,200,000
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 0.3%, tender (a)(b)(d)(e)(f)	100,000	100,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	500,000	500,000
Florida - 0.6%
Broward County Port Facilities Rev. Bonds Series G 115, 0.3%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.3%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.35% 7/9/21 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,745,000	1,745,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.25%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300,000	300,000
		2,445,000
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.2% 7/9/21 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	690,000	690,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.16% 6/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(e)(f)	200,000	200,000
New Jersey - 30.5%
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 0.1% 6/4/21 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,275,000	4,275,000
Series Floaters XG 02 22, 0.1% 6/4/21 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,460,000	2,460,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series XF 08 82, 0.09% 6/4/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	4,460,000	4,460,000
Series ZF 08 12, 0.11% 6/4/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	13,550,000	13,550,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,385,000	12,385,000
Series Floaters XF 23 93, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,750,000	1,750,000
Series Floaters XX 10 91, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,600,000	9,600,000
Series YX 11 60, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,115,000	3,115,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0099, 0.08% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,335,000	4,335,000
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.08% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,800,000	5,800,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series XF 09 71, 0.06% 6/4/21 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,915,000	1,915,000
Series XF 27 02, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,100,000	1,100,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN:
Series Floaters XG 01 78, 0.11% 6/4/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	7,065,000	7,065,000
Series XL 01 15, 0.11% 6/4/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,160,000	2,160,000
Series ZF 09 59, 0.12% 6/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	2,000,000	2,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series 20 XF 28 96, 0.08% 6/4/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,005,000	3,005,000
Series Floaters XF 27 97, 0.1% 6/4/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,035,000	3,035,000
Series Floaters XG 02 28, 0.08% 6/4/21 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,970,000	1,970,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series G 119, 0.2%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,100,000	1,100,000
Participating VRDN Series 2021 XM 09 43, 0.09% 6/4/21 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,800,000	2,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,415,000	3,415,000
Series Floaters XG 02 24, 0.09% 6/4/21 (Liquidity Facility Bank of America NA) (b)(e)(f)	7,100,000	7,100,000
Series Floaters XX 10 93, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,700,000	3,700,000
Series XG 02 58, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,000,000	1,000,000
Rutgers State Univ. Rev. Participating VRDN:
Series XF 22 95, 0.05% 6/4/21 (Liquidity Facility Citibank NA) (b)(e)(f)	3,900,000	3,900,000
Series ZF 24 76, 0.05% 6/4/21 (Liquidity Facility Citibank NA) (b)(e)(f)	3,315,000	3,315,000
Series ZF 24 77, 0.05% 6/4/21 (Liquidity Facility Citibank NA) (b)(e)(f)	4,000,000	4,000,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.08% 6/4/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,940,000	1,940,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.12% 6/4/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	5,960,000	5,960,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 0.05% 6/4/21 (Liquidity Facility Citibank NA) (b)(e)(f)	1,500,000	1,500,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.13% 6/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	13,140,000	13,140,000
		136,850,000
New York - 0.2%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.25% 7/9/21 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	100,000	100,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.2% 7/9/21 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	600,000	600,000
		700,000
New York And New Jersey - 8.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.1% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,675,000	1,675,000
Series 16 ZF0367, 0.1% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	6,755,000	6,755,000
Series Floaters XF 05 65, 0.08% 6/4/21 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	400,000	400,000
Series Floaters XM 05 05, 0.08% 6/4/21 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,509,000	2,509,000
Series Floaters XM 06 16, 0.13% 6/4/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,900,000	2,900,000
Series Floaters ZF 02 69, 0.14% 6/4/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	100,000	100,000
Series MS 3321, 0.15% 6/4/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	4,970,000	4,970,000
Series XF 09 38, 0.1% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	8,000,000	8,000,000
Series XG 02 65 0.15% 6/4/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	5,375,000	5,375,000
Series XL 01 10, 0.16% 6/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	3,795,000	3,795,000
		36,479,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.2% 7/9/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	400,000	400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
		600,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.25%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Texas - 0.0%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.2% 7/9/21 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200,000	1,200,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.13% 6/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(e)(f)	750,000	750,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		2,050,000
TOTAL TENDER OPTION BOND
(Cost $184,214,000)		184,214,000

Other Municipal Security - 26.5%
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.3%, tender 12/24/21 (b)(g)	100,000	100,000
New Jersey - 23.9%
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2021 A, 1% 4/14/22	1,800,000	1,812,475
Camden County BAN Series 2020 A, 1.5% 10/19/21	9,800,000	9,847,408
Essex County Gen. Oblig. BAN Series 2020, 2% 9/3/21	5,450,000	5,474,407
Hudson County Impt. Auth. Rev. BAN Series 2021 B1, 1.5% 4/28/22 (Hudson County Gen. Oblig. Guaranteed)	1,700,000	1,720,297
Little Ferry BAN Series 2021, 2% 4/20/22	3,330,000	3,381,422
Lyndhurst Township Gen. Oblig. BAN Series 2021, 0.75% 9/8/21	2,200,000	2,203,232
Monmouth County BAN Series 2020, 0.3% 12/27/21	2,300,000	2,300,019
Monroe Township Middlesex County Gen. Oblig. BAN Series 2021, 2% 6/7/22 (c)	4,400,000	4,480,344
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2021, 0.07% tender 6/15/21, CP mode	2,305,000	2,305,000
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds:
Series 2011 A:
5% 7/1/21 (Escrowed to Maturity)	12,535,000	12,584,785
5.625% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	3,720,000	3,736,784
5.625% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	4,500,000	4,519,887
Series 2011, 6% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	125,000	125,586
Series 2013, 5% 7/1/21	350,000	351,363
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,113,173
Series 2013, 5% 12/1/21 (a)	1,000,000	1,022,070
Series 2014 1A, 5% 12/1/21 (a)	1,800,000	1,840,742
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series 2012 A, 5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	715,000	734,959
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2001 A, 6% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	250,000	250,546
Series 2011 A:
5.25% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	3,360,000	3,366,509
5.5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	7,510,000	7,525,251
Series 2011 B:
5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	4,640,000	4,648,607
5.25% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	100,000	100,186
5.25% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	1,620,000	1,623,164
5.25% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	450,000	450,868
Series A, 5% 6/15/21 (Pre-Refunded to 6/15/21 @ 100)	475,000	475,869
North Arlington BAN Series 2020, 3% 11/12/21	3,800,000	3,842,804
Old Bridge Township Gen. Oblig. BAN Series 2020, 2.5% 10/21/21	3,800,000	3,831,057
Oradell BAN Series 2021, 2% 4/1/22	3,000,000	3,044,101
Roxbury Township Gen. Oblig. BAN Series 2021, 2% 3/4/22	1,940,450	1,966,051
Tenafly BAN Series 2021, 2% 5/27/22	2,500,000	2,543,274
Tewksbury Township Gen. Oblig. BAN Series 2021, 2% 5/18/22	2,792,800	2,839,929
Verona Township Gen. Oblig. BAN Series 2021, 2% 3/4/22	4,872,000	4,935,181
Wildwood Crest BAN Series 2021, 2% 3/17/22	2,200,000	2,231,807
		107,229,157
New York And New Jersey - 2.6%
Port Auth. of New York & New Jersey:
Bonds:
Series 173, 4% 12/1/21	605,000	616,584
Series 186, 5% 10/15/21 (a)	1,500,000	1,527,172
Series 197, 5% 11/15/21 (a)	110,000	112,399
Series 212, 5% 9/1/21	135,000	136,573
Series 223, 5% 7/15/21 (a)	1,100,000	1,106,474
Series 2021:
0.15% 7/28/21, CP	3,500,000	3,500,000
0.17% 6/3/21, CP (a)	4,600,000	4,600,000
		11,599,202
TOTAL OTHER MUNICIPAL SECURITY
(Cost $118,928,359)		118,928,359
	Shares	Value

Investment Company - 5.6%
Fidelity Municipal Cash Central Fund 0.06% (h)(i)
(Cost $24,981,091)	24,978,594	24,981,091
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $452,428,450)		452,428,450
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,950,935)
NET ASSETS - 100%		$448,477,515

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,300,000 or 3.6% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 11/1/21 (Liquidity Facility Royal Bank of Canada)	5/3/21	$200,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.3%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$500,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.3%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.3%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 0.2%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$200,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$100,000
Port Auth. of New York & New Jersey Series 1991 3, 0.15% 6/19/21, VRDN	12/3/03	$1,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.15% 6/28/21, VRDN	9/15/95	$4,800,000
Port Auth. of New York & New Jersey Series 1995 4, 0.15% 6/28/21, VRDN	8/9/02	$6,600,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.25%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.25%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	1/4/21	$300,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$12,966
Total	$12,966

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Municipal Cash Central Fund was $37,236,002. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Municipal Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Municipal Cash Central Fund were $71,552,998 and $83,780,000, respectively, during the period.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $427,447,359)	$427,447,359
Fidelity Central Funds (cost $24,981,091)	24,981,091
Total Investment in Securities (cost $452,428,450)		$452,428,450
Cash		12,107
Receivable for fund shares sold		5,129
Interest receivable		1,601,821
Distributions receivable from Fidelity Central Funds		2,026
Prepaid expenses		92
Total assets		454,049,625
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,355,344
Payable for fund shares redeemed	151,963
Distributions payable	149
Accrued management fee	38,863
Other affiliated payables	5,876
Other payables and accrued expenses	19,915
Total liabilities		5,572,110
Net Assets		$448,477,515
Net Assets consist of:
Paid in capital		$448,535,146
Total accumulated earnings (loss)		(57,631)
Net Assets		$448,477,515
Net Asset Value, offering price and redemption price per share ($448,477,515 ÷ 447,687,271 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Interest		$316,997
Income from Fidelity Central Funds		12,966
Total income		329,963
Expenses
Management fee	$800,574
Transfer agent fees	295,416
Accounting fees and expenses	35,899
Custodian fees and expenses	2,402
Independent trustees' fees and expenses	709
Registration fees	20,399
Audit	17,967
Legal	4,979
Miscellaneous	694
Total expenses before reductions	1,179,039
Expense reductions	(871,970)
Total expenses after reductions		307,069
Net investment income (loss)		22,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,325
Fidelity Central Funds	2,091
Total net realized gain (loss)		39,416
Net increase in net assets resulting from operations		$62,310

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,894	$2,149,317
Net realized gain (loss)	39,416	65,810
Net increase in net assets resulting from operations	62,310	2,215,127
Distributions to shareholders	(22,866)	(2,148,946)
Share transactions
Proceeds from sales of shares	19,337,481	75,396,580
Reinvestment of distributions	21,963	2,069,951
Cost of shares redeemed	(44,374,910)	(174,879,251)
Net increase (decrease) in net assets and shares resulting from share transactions	(25,015,466)	(97,412,720)
Total increase (decrease) in net assets	(24,976,022)	(97,346,539)
Net Assets
Beginning of period	473,453,537	570,800,076
End of period	$448,477,515	$473,453,537
Other Information
Shares
Sold	19,337,481	75,396,580
Issued in reinvestment of distributions	21,963	2,069,951
Redeemed	(44,374,910)	(174,879,251)
Net increase (decrease)	(25,015,466)	(97,412,720)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.004	.011	.009	.004	.001
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	–A	.004	.011	.010	.004	.001
Distributions from net investment income	–A	(.004)	(.011)	(.009)	(.004)	(.001)
Distributions from net realized gain	–	–	–A	(.001)	–	–
Total distributions	–A	(.004)	(.011)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.39%	1.13%	1.02%	.37%	.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.51%	.51%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.13%F	.40%	.51%	.51%	.50%	.32%
Expenses net of all reductions	.13%F	.40%	.51%	.51%	.50%	.32%
Net investment income (loss)	.01%F	.41%	1.09%	.91%	.36%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$448,478	$473,454	$570,800	$716,063	$983,578	$1,487,175

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendor. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the capital gain distributions from the Fidelity Central Funds, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$652,000,976	$55,582,254	$(12,089)	$55,570,165
Fidelity New Jersey Municipal Money Market Fund	452,428,450	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity New Jersey Municipal Money Market Fund	(96,782)	(–)	(96,782)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	102,666,770	57,304,466

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.10%	.35%
Fidelity New Jersey Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Fidelity New Jersey Municipal Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.08%
Fidelity New Jersey Municipal Money Market Fund	.13%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Fidelity New Jersey Municipal Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.02
Fidelity New Jersey Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	–	–
Fidelity New Jersey Municipal Money Market Fund	9,884,000	4,200,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Jersey Municipal Income Fund	$642

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $871,498.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity New Jersey Municipal Income Fund	$2,582

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$628
Fidelity New Jersey Municipal Money Market Fund	472

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$1,000.00	$1,028.60	$2.43
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity New Jersey Municipal Money Market Fund	.13%
Actual		$1,000.00	$1,000.00	$.65**
Hypothetical-C		$1,000.00	$1,024.28	$.66**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.54 and $2.57, respectively.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The New Jersey Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

NJN-SANN-0721
1.704871.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021